Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 40,883	$ 32,136
Other real estate owned	1,443	1,649
Accrued expenses	539	581
Net unrealized losses on available for sale investment securities	105,339	110,584
Other	1,480	1,352
Total deferred tax assets	149,684	146,302
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,648)	(14,879)
Impairment charges on available-for-securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(55,117)	(58,376)
Other	(4,189)	(3,321)
Total deferred tax liabilities	88,124	90,746
Net deferred tax asset	$ 61,560	$ 55,556